Nature of Operations and Organization	12 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Organization	Nature of Operations and Organization

NGL Energy Partners LP (“we,” “us,” “our,” or the “Partnership”) is a Delaware limited partnership formed in September 2010. NGL Energy Holdings LLC serves as our general partner. At March 31, 2019, our operations included:

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Our Crude Oil Logistics segment purchases crude oil from producers and marketers and transports it to refineries or for resale at pipeline injection stations, storage terminals, barge loading facilities, rail facilities, refineries, and other trade hubs, and provides storage, terminaling, trucking, marine and pipeline transportation services through its owned assets.

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Our Water Solutions segment provides services for the treatment and disposal of wastewater generated from crude oil and natural gas production and for the disposal of solids such as tank bottoms, drilling fluids and drilling muds and performs truck and frac tank washouts. In addition, our Water Solutions segment sells the recovered hydrocarbons that result from performing these services and sells freshwater to producers for exploration and production activities.

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Our Liquids segment supplies natural gas liquids to retailers, wholesalers, refiners, and petrochemical plants throughout the United States and in Canada using its leased underground storage and fleet of leased railcars, markets regionally through its 27 owned terminals throughout the United States, and provides terminaling and storage services at its salt dome storage facility joint venture in Utah. See Note 16 for a discussion of the joint venture of our Sawtooth Caverns, LLC (“Sawtooth”) business.

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Our Refined Products and Renewables segment conducts gasoline, diesel, ethanol, and biodiesel marketing operations, purchases refined petroleum and renewable products primarily in the Gulf Coast, West Coast and Midwest regions of the United States and schedules them for delivery at various locations throughout the country. See below for a discussion of the sale of a portion of our Refined Products and Renewables segment.

Recent Developments

On September 30, 2019, we completed the sale of TransMontaigne Product Services, LLC (“TPSL”) and associated assets to Trajectory Acquisition Company, LLC (“Trajectory”) for total consideration of approximately $233.8 million, including equity consideration, inventory and net working capital (see Note 17). TPSL made up a portion of our Refined Products and Renewables segment. The divested assets include (i) TPSL Terminaling Services Agreement with TransMontaigne Partners LP, including the exclusive rights to utilize 19 terminals; (ii) line space along Colonial and Plantation Pipelines; (iii) two wholly-owned refined products terminals in Georgia that we acquired in January 2019 and multiple third-party throughput agreements; and (iv) all associated customer contracts, inventory and other working capital associated with the assets. In December 2019, the Partnership formalized a plan and received approval to divest of its gas blending business in the southeastern and eastern regions of the United States (“Gas Blending”) and its refined products marketing business in the mid-continent region of the United States (“Mid-Con”). The Partnership had determined that these businesses were no longer core to the Partnership’s strategy. These transactions represent a strategic shift in our operations and will have a significant effect on our operations and financial results going forward. Accordingly, the results of operations and cash flows related to TPSL, Mid-Con and Gas Blending have been classified as discontinued operations for all periods presented, and prior periods have been retrospectively adjusted in the consolidated statements of operations and consolidated statements of cash flows. In addition, the assets and liabilities related to TPSL and certain assets and liabilities, particularly inventory, derivatives and leases, related to Mid-Con and Gas Blending have been classified as held for sale in our March 31, 2019 and 2018 consolidated balance sheets. On January 3, 2020, we completed the sale of Mid-Con to a third-party. See Note 17 for a further discussion of these transactions.

On March 30, 2018, we sold a portion of our Retail Propane segment to DCC LPG (“DCC”) for net proceeds of $212.4 million in cash. The Retail Propane businesses subject to this transaction consisted of our operations across the Mid-Continent and Western portions of the United States. On July 10, 2018, we completed the sale of virtually all of our remaining Retail Propane segment to Superior Plus Corp. (“Superior”) for total consideration of $889.8 million in cash. We retained our 50% ownership interest in Victory Propane, LLC (“Victory Propane”), which we subsequently sold on August 14, 2018 (see Note 2). These transactions represent a strategic shift in our operations and will have a significant effect on our operations and financial results going forward. Accordingly, the results of operations and cash flows related to our former Retail Propane segment (including equity in earnings of Victory Propane) have been classified as discontinued operations for all periods presented and prior periods have been retrospectively adjusted in the consolidated statements of operations and consolidated statements of cash flows. In addition, the assets and liabilities related to our former Retail Propane segment have been classified as held for sale within our March 31, 2018 consolidated balance sheet. See Note 17 for a further discussion of the transaction.